CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 5,840,513	$ 5,428,536
Adjustments to reconcile net income to net cash provided by operating activities:
Provision/(reversal) for credit loss	(64)	8,575
Depreciation of property, plant and equipment	333,037	274,016
Amortization of intangible assets	11,769
Amortization of operating lease right-of-use assets	213,488	158,590
Amortization of finance lease right-of-use assets	38,495	161,212
Interest expense of finance lease liabilities		3,344
Provision for inventories	552,180	134,294
Share of profits from equity method investment	(1,431,032)	(1,107,771)
Provisions for deferred income tax	131,411	(218,239)
Share-based compensation	676,625
Changes in operating assets and liabilities:
Accounts receivable	(1,601,880)	3,063,777
Accounts receivable-due from a related party	1,254,624	3,341,677
Inventories	(2,620,454)	(2,214,518)
Prepaid expenses and other current assets	(274,981)	(153,075)
Other receivables-due from related parties	(355,145)	(6,248)
Accounts payable	(3,037,042)	(2,098,296)
Notes payable	754,083	897,608
Income tax payable	1,150,797	358,940
Accrued expenses and other current liabilities	681,688	(62,010)
Other payables-due to related parties	380,049	(67,392)
Operating lease liabilities	(217,245)	(177,538)
Net cash provided by operating activities	2,480,916	7,725,482
Cash flows from investing activities:
Purchase of property, plant and equipment	(873,418)	(221,552)
Purchase of intangible assets	(28,410)
Net proceeds from short-term investment	288,453
Purchase of construction in progress	(483,781)	(65,066)
Dividends received from long-term equity investment	1,354,377
Loans to related parties	(310,510)	(230,710)
Collection of loans to related parties	179,036	198,832
Net cash (used in)/provided by investing activities	125,747	(318,496)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	1,382,017	69,300
Repayments of short-term bank borrowings	(1,317,062)	(7,484)
Repayments of long-term debts		(29,226)
Repayments of financing lease liabilities		(136,508)
Repayments of loans from related parties		(221,760)
Deferred initial public offering (“IPO”) costs		(145,279)
Net cash (used in)/provided by financing activities	64,955	(470,957)
Effect of exchange rate changes	211,903	(573,631)
Net change in cash, cash equivalents and restricted cash	2,883,521	6,362,398
Cash, cash equivalents and restricted cash at the beginning of period	13,052,455	3,901,772
Cash, cash equivalents and restricted cash at the end of period	15,935,976	10,264,170
Supplemental disclosure of cash flow information:
Income tax paid	781,335	605,294
Interest expenses paid	6,064	8,140
Supplemental disclosures of non-cash activities:
Obtaining operating right-of-use assets in exchange for operating lease liabilities		862,655
Acquiring property, plant and equipment transferred from construction in progress	284,456
Acquiring property, plant and equipment in exchange for accounts payable	$ 719,921	$ 345,535